SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Deposits
Receivables from sales distributors	$ 33,744	$ 115,379	$ 35,302
Deposits to suppliers	136,988	301,233	261,068
Subtotal	170,732	416,612	296,370
Less: Provision for doubtful accounts		(121,095)
Total	$ 170,732	$ 295,517	$ 296,370